Note 7 - Net Foreign Exchange Loss	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
7	Net foreign exchange loss

The 2024 Monetary Policy Statement issued by the Governor of the Reserve Bank of Zimbabwe (“RBZ”) on April 5, 2024, replaced the RTGS$ with a new currency that co-circulates with other foreign currencies in the Zimbabwean economy, named Zimbabwe Gold (“ZiG”). The ZiG was introduced at a rate of ZiG13.56:US$1 on April 5, 2024 and all RTGS$ balances were converted from RTGS$ to ZiG using an exchange rate of ZiG1: RTGS$2,499.

The official exchange rate of the ZiG weakened from ZiG13.99:US1 to ZiG:US$24.39 on September 27, 2024 and further weakened to ZiG24.88 on September 30, 2024 resulting in significant foreign exchange losses on the ZiG-denominated VAT and Bullion sales receivables (as indicated in the table below).

The retention threshold on gold receipts remained unchanged and gold producers continue to receive 75% of their revenues in US Dollars and the balance in ZiG. The table below illustrates the effect the weakening of the ZiG, RTGS$ and other foreign currencies had on the consolidated statement of profit or loss.

	2024				2023
	ZiG	RTGS$	Other	Total	ZiG	RTGS$	Other	Total

Unrealised foreign exchange (losses) gains	(671)	–	(841)	(1,512)	–	1,648	829	2,477
Taxation and VAT	(328)	–	–	(328)	–	3,318	–	3,318
Other	(343)	–	(841)	(1,184)	–	(1,670)	829	(841)

Realised foreign exchange (losses) gains	(955)	(6,792)	(23)	(7,770)	–	(4,860)	49	(4,811)
Bullion sales receivable	(368)	(1,437)	–	(1,805)	–	(2,526)	–	(2,526)
Cash and cash equivalents	(2)	(3,006)	(23)	(3,031)	–	(278)	(5)	(283)
Taxation and VAT receivables	(363)	(1,644)	–	(2,007)	–	(66)	–	(66)
Trade and other payables	(222)	(705)	–	(927)	–	(1,990)	54	(1,936)

Net foreign exchange (losses) gains	(1,626)	(6,792)	(864)	(9,282)	–	(3,212)	878	(2,334)

Sensitivity analysis

As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the Group that have a different functional currency and foreign currency.

	2024
	$'000
	Functional currency
	ZAR	$

Cash and cash equivalents	62	174
USD denominated	61	-
ZiG denominated	-	172
GBP denominated	1	2

Trade and other receivables - ZiG denominated	-	3,835
Trade and other payables - ZiG denominated	-	(358)
	62	3,651

A strengthening of the ZiG to the US Dollar exchange rate by 45% will affect the cash flows, profit or loss and financial position (in USD) as indicated below, assuming all other variables remain constant for the period to September 30, 2024 or on the date as applicable.

ZiG strengthening by 45%
Consolidated statement of financial position:
Cash and cash equivalents	307
Trade and other receivables	6,973
Trade and other payables	(651)
6,629

Impact on the consolidated statement of profit or loss and other comprehensive income:
Foreign exchange gains	2,980

A weakening of the ZiG to the US Dollar exchange rate by 45% will affect the cash flows, profit or loss and financial position (in USD) as indicated below, assuming all other variables remain constant for the period to September 30, 2024 or on the date as applicable.

ZiG weakening by 45%
Consolidated statement of financial position:
Cash and cash equivalents	115
Trade and other receivables	2,645
Trade and other payables	(246)
2,514

Impact on the consolidated statement of profit or loss and other comprehensive income:
Foreign exchange losses	(1,135)